Fair Value Measurements - Additional Information - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) quotesPerInvestment	Dec. 31, 2022 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	2.9	2.9
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 475.0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	475.0
Total, Privately-held Investments	489.9
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3	(12.1)	$ 0.0
Transfers in/(out)	5.3	0.0
Settlements and sales	(137.2)	(147.4)
Equity securities — Trading | Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3	(6.6)	0.0
Transfers in/(out)	0.0	0.0
Settlements and sales	$ 0.0	$ (2.4)